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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  December 31st, 2010
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                                  RK Capital Management, LLC
                                          ------------------------------------
   Address of Principal Executive Office: 3033 E. First Avenue,
                                          ------------------------------------
                                          Suite 307,
                                          ------------------------------------
                                          Denver, CO 80206
                                          ------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         ----------------------------------------------------
Title:   Chief Compliance Officer
         ----------------------------------------------------
Phone:   (303) 394-0101
         ----------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz          Denver, Colorado    January 31, 2011
   ------------------------------     ------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------
Form 13F Information Table Entry Total:                   51
                                        --------------------
Form 13F Information Table Value Total: $            202,908
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                       13F
                                   12/31/2010


COLUMN 1                     COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF             VALUE      SHARES OR    SH/   PUT/  INVESTMENT                   VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP     (X 1,000)  PRN AMOUNT   PRN   CALL  DISCRETION OTHER MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP             COM        00388130    2,485      95,800     SH           Sole                       95,800
AKORN INC                    COM        00972810    4,033     664,431     SH           Sole                      664,431
ALLOT COMMUNICATIONS         COM        M0854Q10    1,917     164,697     SH           Sole                      164,697
AMERICA SVC GROUP INC        COM        02364L10    4,466     295,000     SH           Sole                      295,000
AMERICAS CAR MART INC        COM        03062T10    5,359     197,900     SH           Sole                      197,900
APOGEE ENTERPRISES           COM        03759810    3,981     295,549     SH           Sole                      295,549
AVIAT NETWORKS INC           COM        05366Y10    5,647   1,113,800     SH           Sole                    1,113,800
AXT INC                      COM        00246W10    6,564     628,698     SH           Sole                      628,698
BANK OF THE OZARKS INC       COM        06390410    5,016     115,710     SH           Sole                      115,710
CALAVO GROWERS INC           COM        12824610    2,140      92,830     SH           Sole                       92,830
CEVA INC                     COM        15721010    3,621     176,627     SH           Sole                      176,627
CHART INDUSTRIES             COM        16115Q30    2,669      79,000     SH           Sole                       79,000
CTPARTNERS EXCTV SER         COM        22945C10    2,126     135,000     SH           Sole                      135,000
DELUXE CORP                  COM        24801910    5,564     241,700     SH           Sole                      241,700
DIGITALGLOBE INC             COM        25389M87    9,226     290,945     SH           Sole                      290,945
EMPLOYERS HOLDINGS           COM        29221810    2,582     147,700     SH           Sole                      147,700
EXPONENT INC                 COM        30214U10    2,193      58,423     SH           Sole                       58,423
GEO GROUP INC                COM        36159R10    5,817     235,900     SH           Sole                      235,900
GRAHAM CORP                  COM        38455610    5,370     268,500     SH           Sole                      268,500
GREENBRIER COS INC           COM        39365710    4,387     209,000     SH           Sole                      209,000
ICU MED INC                  COM        44930G10    5,821     159,490     SH           Sole                      159,490
II VI INC                    COM        90210410    3,249      70,083     SH           Sole                       70,083
IMRIS INC                    COM        45322N10    4,313     750,000     SH           Sole                      750,000
INSPIRE PHARMACEUTICALS INC  COM        45773310    1,079     128,400     SH           Sole                      128,400
JAZZ PHARMACEUTICALS         COM        47214710    2,066     105,000     SH           Sole                      105,000
KMG CHEMICALS INC            COM        48256410    4,265     257,400     SH           Sole                      257,400
LSB INDS INC                 COM        50216010    7,109     293,050     SH           Sole                      293,050
MAIDENFORM BRANDS INC        COM        56030510    5,041     212,080     SH           Sole                      212,080
MATRIX SVC CO                COM        57685310    3,971     326,000     SH           Sole                      326,000
MEADOWBROOK INS GROUP INC    COM        58319P10    5,098     497,400     SH           Sole                      497,400
METTLER TOLEDO INTERNATIONAL COM        59268810    1,932      12,780     SH           Sole                       12,780
MIPS TECHNOLOGIES INC        COM        60456710    1,368      90,200     SH           Sole                       90,200
NATUS MEDICAL INC DEL        COM        63905010    3,627     255,812     SH           Sole                      255,812
NETSCOUT SYS INC             COM        64115T10    3,868     168,090     SH           Sole                      168,090
NVE CORP                     COM        62944520    9,317     161,115     SH           Sole                      161,115
OBAGI MEDICAL PRODUCTS INC   COM        67423R10    4,179     361,800     SH           Sole                      361,800
PACIFIC CONTINENTAL CORP     COM        69412V10    1,444     143,545     SH           Sole                      143,545
PAR PHARMACEUTICAL           COM        69888P10    5,391     140,000     SH           Sole                      140,000
PENN NATL GAMING INC         COM        70756910    3,103      88,280     SH           Sole                       88,280
RPM INTL INC                 COM        74968510    1,832      82,900     SH           Sole                       82,900
SUPERIOR ENERGY SVCS INC     COM        86815710    4,752     135,810     SH           Sole                      135,810
TEMPUR PEDIC INTL INC        COM        88023U10    7,301     182,260     SH           Sole                      182,260
TENNANT CO                   COM        88034510    4,098     106,703     SH           Sole                      106,703
TEXAS ROADHOUSE INC          COM        88268110    2,012     117,200     SH           Sole                      117,200
TREX CO INC                  COM        89531P10    1,294      54,000     SH           Sole                       54,000
TYLER TECHNOLOGIES INC       COM        90225210    2,184     105,186     SH           Sole                      105,186
WABASH NATL CORP             COM        92956610    2,688     226,800     SH           Sole                      226,800
WATERS CORP                  COM        94184810    4,347      55,940     SH           Sole                       55,940
WET SEAL INC                 COM        96184010    3,287     888,400     SH           Sole                      888,400
WILLIAMS SONOMA INC          COM        96990410    4,044     113,300     SH           Sole                      113,300
WMS INDS INC                 COM        92929710    3,664      80,980     SH           Sole                       80,980


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